Marketable debt securities - Promissory notes (Details) - MXN ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Financial liabilities
Total financial liabilities	$ 1,259,588	$ 1,191,900
Marketable debt securities
Financial liabilities
Total financial liabilities	103,062	96,296
Promissory notes
Financial liabilities
Financial liabilities	35,648	23,408
Accrued interest	183	169
Total financial liabilities	35,831	23,577
Promissory notes August 8, 2019
Financial liabilities
Financial liabilities	$ 1,385
Rate (as a percent)	8.33%
Promissory notes August 21, 2019
Financial liabilities
Financial liabilities	$ 461
Rate (as a percent)	8.38%
Promissory notes August 20, 2019
Financial liabilities
Financial liabilities	$ 1,291
Rate (as a percent)	8.38%
Promissory notes September 6, 2019
Financial liabilities
Financial liabilities	$ 646
Rate (as a percent)	8.35%
Promissory notes September 17, 2019
Financial liabilities
Financial liabilities	$ 830
Rate (as a percent)	8.39%
Promissory notes April 9, 2019
Financial liabilities
Financial liabilities	$ 861
Rate (as a percent)	8.22%
Promissory notes May 31, 2019
Financial liabilities
Financial liabilities	$ 2,109
Rate (as a percent)	8.66%
Promissory notes January 3, 2019 - One
Financial liabilities
Financial liabilities	$ 3,500
Rate (as a percent)	8.25%
Promissory notes January 3, 2019 -Two
Financial liabilities
Financial liabilities	$ 3,500
Rate (as a percent)	8.25%
Promissory notes January 7, 2019 - One
Financial liabilities
Financial liabilities	$ 2,990
Rate (as a percent)	8.25%
Promissory notes January 7, 2019 - Two
Financial liabilities
Financial liabilities	$ 2,990
Rate (as a percent)	8.25%
Promissory notes January 7, 2019 - Three
Financial liabilities
Financial liabilities	$ 2,519
Rate (as a percent)	8.25%
Promissory notes January 24, 2019 - One
Financial liabilities
Financial liabilities	$ 3,477
Rate (as a percent)	8.67%
Promissory notes January 24, 2019 - Two
Financial liabilities
Financial liabilities	$ 3,477
Rate (as a percent)	8.67%
Promissory notes January 24, 2019 - Three
Financial liabilities
Financial liabilities	$ 3,047
Rate (as a percent)	8.67%
Promissory notes January 30, 2019
Financial liabilities
Financial liabilities	$ 2,500
Rate (as a percent)	8.25%
Promissory notes January 7, 2019 - Four
Financial liabilities
Financial liabilities	$ 65
Rate (as a percent)	8.20%
Promissory notes August 22, 2018
Financial liabilities
Financial liabilities		$ 1,115
Rate (as a percent)		7.53%
Promissory notes August 10, 2018
Financial liabilities
Financial liabilities		$ 499
Rate (as a percent)		7.56%
Promissory notes August 6, 2018
Financial liabilities
Financial liabilities		$ 1,022
Rate (as a percent)		7.57%
Promissory notes August 3, 2018
Financial liabilities
Financial liabilities		$ 511
Rate (as a percent)		7.58%
Promissory notes June 4, 2018 - One
Financial liabilities
Financial liabilities		$ 96
Rate (as a percent)		7.38%
Promissory notes June 4, 2018 - Two
Financial liabilities
Financial liabilities		$ 868
Rate (as a percent)		7.38%
Promissory notes February 28, 2018
Financial liabilities
Financial liabilities		$ 2,677
Rate (as a percent)		7.38%
Promissory notes January 23, 2018 - One
Financial liabilities
Financial liabilities		$ 1
Rate (as a percent)		7.25%
Promissory notes January 23, 2018 - Two
Financial liabilities
Financial liabilities		$ 58
Rate (as a percent)		7.25%
Promissory notes January 2, 2018 - One
Financial liabilities
Financial liabilities		$ 60
Rate (as a percent)		7.20%
Promissory notes January 2, 2018 - Two
Financial liabilities
Financial liabilities		$ 10,001
Rate (as a percent)		7.25%
Promissory notes January 22, 2018 - Three
Financial liabilities
Financial liabilities		$ 6,500
Rate (as a percent)		7.25%